Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common Stock, Shares, Issued	185,983,792		185,983,792		185,983,792
Deferred (loss) gain on derivative contracts	$ (1.5)		$ (7.2)		$ (3.5)		$ (0.1)
Common Stock, Shares, Outstanding	185,983,792		185,983,792		185,983,792
Treasury Stock, Shares	48,313,414		46,309,476		43,012,104		40,946,032
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	(1,156,452)		(918,946)		(1,767,712)
Treasury Stock, Shares, Acquired	3,160,390		4,216,318		3,833,784
Shares repurchased	3,072,540
Dividends, payment date	Jan. 17, 2013
Dividends payable, current	18.7		10.5
Dividends, record date	Dec. 31, 2012
Dividends paid	47.8	[1]	41.2	[1]	36.4	[1]
Authorized repurchase amount	250
Remaining authorized repurchase amount	244.8
Treasury Stock, Value, Acquired, Cost Method	144.9
Pension and other postretirement liability adjustment	(380.4)		(353.5)
Foreign currency translation adjustments	(27.0)		(29.3)
Accumulated other comprehensive income (loss)	$ (408.9)		$ (390.0)

[1]	See Note 15 regarding quarterly cash dividend.